Note 11	12 Months Ended
Dec. 31, 2025
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Equity instruments	7.2.2	10,539	9,782	7,963
Debt securities	7.2.2	192	407	484
Loans and advances	7.2.2	541	358	290
Total	8.1	11,272	10,546	8,737
The equity instruments included in this heading mainly comprised financial assets related to the insurance activity of the BBVA Group, including investments associated with life insurance products where the investment risk is assumed by the policyholder, such as the Unit-link products.